NON-WHOLLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries	The following provides information about the partnership’s wholly-owned subsidiaries as of December 31, 2021 and 2020:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Real estate services operations	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
Digital cloud services operations	WatServ Holdings Ltd.	Canada	100%	75%	100%	75%
    The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2021	2020	2021	2020
Business services
Advisory services operations	Sera Global Holding LP	Canada	75%	75%	75%	75%
Real estate services operations	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
Road fuels operations	Greenergy Fuels Holding Limited	England	89%	89%	18%	18%
Rural broadband services operations	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services operations	Healthscope Limited	Australia	100%	100%	28%	28%
Fleet management services operations	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	57%	41%	24%
Non-bank financial services operations	IndoStar Capital Finance Limited	India	57%	57%	20%	20%
Technology services operations	Everise Holdings Pte Ltd.	Singapore	100%	—%	36%	—%
Infrastructure services
Nuclear technology services operations	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure L.P.	United States	99%	99%	43%	43%
Modular building leasing services operations	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	—%	36%	—%
Industrials
Limestone mining operations	Hammerstone Infrastructure Materials Ltd.	Canada	98%	100%	94%	39%
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operations	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Returnable plastic packaging operations	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Energy services operations	CWC Energy Services Corp.	Canada	57%	80%	57%	54%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage operations	Clarios Global LP	United States	100%	100%	28%	28%
Automotive aftermarket replacement parts remanufacturer	Cardone Industries Inc.	United States	98%	98%	52%	52%
Solar power solutions operations	Aldo Componentes Eletrônicos LTDA	Brazil	100%	—%	35%	—%
Engineered components manufacturer	DexKo Global Inc.	United States	100%	—%	35%	—%
The following tables present the gross assets and liabilities as at December 31, 2021 and 2020 as well as gross amounts of revenues, net income (loss), other comprehensive income and distributions for the years ended December 31, 2021, 2020 and 2019 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,223	$13,275	$5,301	$7,153	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	2,918	13,096	3,224	10,642	4,458	(294)	274	(179)	(74)	1,296
Industrials	5,705	20,799	3,669	17,598	12,139	1,820	(81)	1,238	(728)	3,513
Total	$12,846	$47,170	$12,194	$35,393	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,113	$12,741	$4,413	$7,093	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	2,328	8,092	2,561	7,248	4,399	(281)	(120)	(161)	(249)	355
Industrials	5,178	17,721	3,009	16,232	10,652	3	(360)	144	(324)	2,746
Total	$11,619	$38,554	$9,983	$30,573	$33,635	$181	$(63)	$333	$(1,223)	$7,070

	Year ended December 31, 2019
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	4,559	(446)	(138)	(281)	(370)	833
Industrials	9,644	660	(104)	502	(936)	2,968
Total	$37,976	$414	$(207)	$332	$(1,674)	$6,967
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2021	2020
Non-controlling interests related to material non-wholly-owned subsidiaries
Business services	$3,257	$3,969
Infrastructure services	1,296	355
Industrials	3,513	2,746
Total non-controlling interests in material non-wholly -owned subsidiaries	$8,066	$7,070
Total individually immaterial non-controlling interests balance	656	775
Total non-controlling interests	$8,722	$7,845